RELATED PARTYS ITEMS (Details Narrative) - USD ($)	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024
Related Party Transaction [Line Items]
Repayment to related parties	$ 41,481	$ 17,431
Interest expense	5,089	1,798
Interest expense	133,572		$ 101,769
Related Party [Member]
Related Party Transaction [Line Items]
Borrowings	7,250	15,430
Repayment to related parties	41,481	17,431
Interest expense	6,425	$ 6,876
Notes payable related parties	802,518		836,749
Interest expense	$ 124,841		118,417
Unsecured interest rate	3.00%
Due to related party	$ 3,275		$ 3,275